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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 11/30/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.0% †

 Insurance - 0.0% †

 Reinsurance - 0.0% †

 250,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond) (c)

 $

 267,775

 150,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (c) (d)

 159,645

 Total Insurance

 $

 427,420

 TOTAL PREFERRED STOCKS

 (Cost $400,000)

 $

 427,420

 ASSET BACKED SECURITIES - 16.0%

 240,000

 0.57

 CCC/A3

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 $

 228,906

 78,562

 0.35

 BB+/Ba3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 76,207

 98,638

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 98,799

 330,455

 0.44

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 308,490

 597,014

 0.89

 AAA/Aaa

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 584,683

 194,380

 1.27

 AAA/Aaa

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 192,279

 171,360

 0.54

 A+/Baa1

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 165,490

 565,990

 AA+/Aaa

 Ally Auto Receivables Trust 2010-1, 3.29%, 3/15/15 (144A)

 567,366

 236,945

 AA/NR

 American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)

 237,078

 175,997

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 175,931

 567,000

 AA/Aaa

 AmeriCredit Automobile Receivables Trust 2010-2, 6.24%, 6/8/16

 589,141

 100,000

 NR/Aa1

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 104,418

 150,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 148,980

 500,000

 AAA/Aaa

 AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16

 500,644

 500,000

 BBB+/Baa1

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 511,293

 500,000

 BBB-/NR

 AmeriCredit Automotible Receivables Trust 2012-4, 3.82%, 2/10/20

 512,447

 116,181

 3.92

 A/Baa1

 Ameriquest Mort Sec Inc Asset Backed Pass Thr Cert 03 AR3, Floating Rate Note, 6/25/33

 120,415

 743,108

 0.50

 A+/A1

 Ameriquest Mortgage Securities Inc Asset Backed Pass-Through Ctfs Ser 2005-R11, Floating Rate Note, 1/25/36

 727,776

 751,350

 0.91

 AA+/A2

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11, Floating Rate Note, 12/25/33

 699,736

 277,172

 0.77

 AA+/Aa1

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34

 274,843

 419,196

 0.62

 AA+/A3

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R1, Floating Rate Note, 3/25/35

 412,682

 58,040

 0.37

 AA+/Aaa

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, Floating Rate Note, 8/25/35

 57,460

 582,553

 A+/Aaa

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R9, 4.672048%, 11/25/35 (Step)

 582,033

 641,255

 1.17

 AAA/Aa3

 Amortizing Residential Collateral Trust 2004-1, Floating Rate Note, 10/25/34

 628,559

 247,568

 0.72

 A+/Aaa

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 233,127

 326,287

 0.72

 AAA/NR

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 326,951

 260,000

 AAA/NR

 ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)

 260,097

 396,739

 NR/NR

 Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)

 396,444

 865,276

 3.69

 A/A3

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 886,264

 156,070

 0.87

 BBB+/Baa3

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 153,139

 72,622

 0.37

 BB/Ba3

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 68,721

 416,667

 NR/Aaa

 Avis Budget Rental Car Funding AESOP LLC, 2.09%, 4/20/15 (144A)

 418,084

 400,000

 NR/NR

 Axis Equipment Finance Receivables LLC, 3.81%, 12/20/16

 400,432

 242,753

 0.79

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 239,372

 399,057

 0.75

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 397,458

 294,370

 4.91

 AA+/NR

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 298,358

 358,149

 0.51

 AAA/Aaa

 Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41

 355,370

 443,354

 0.46

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 424,960

 62,123

 0.43

 AA+/A1

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 59,509

 425,000

 0.61

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 415,818

 180,284

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 183,587

 740,823

 0.67

 A+/Ba3

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 724,719

 146,791

 0.65

 AA+/A3

 Bear Stearns Asset Backed Securities I Trust 2005-HE6, Floating Rate Note, 6/25/35

 144,930

 318,596

 0.67

 AA+/NR

 Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35

 317,798

 329,702

 4.60

 AA+/Ba2

 Bear Stearns Asset Backed Securities Trust 2003-SD2, Floating Rate Note, 6/25/43

 327,689

 77,128

 0.77

 AAA/NR

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 74,876

 293,410

 0.66

 A+/NR

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 288,646

 423,825

 0.92

 AAA/A3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35

 421,534

 296,664

 1.17

 BBB/A1

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 287,937

 308,527

 NR/Aaa

 BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15

 308,376

 38,567

 NR/Aaa

 BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15

 38,614

 21,612

 NR/NR

 Bush Truck Leasing LLC, 5.0%, 9/25/18 (144A)

 21,514

 507,900

 1.62

 AAA/NR

 Cabela's Master Credit Card Trust, Floating Rate Note, 1/16/18 (144A)

 514,565

 184,504

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 184,345

 413,000

 A/A1

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 409,235

 125,000

 BBB/Baa2

 Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21

 123,104

 573,196

 0.90

 AA/A3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 568,880

 1,266,968

 0.35

 BB+/Ba2

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36

 1,187,191

 500,410

 0.79

 AA-/A2

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 483,000

 146,374

 0.71

 AAA/A3

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 143,900

 200,000

 0.62

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 199,670

 369,000

 0.32

 AAA/Aaa

 Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18

 369,041

 540,000

 0.27

 AAA/Aaa

 Citibank Credit Card Issuance Trust, Floating Rate Note, 4/24/17

 539,618

 477,349

 0.37

 A/Baa1

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/45 (144A)

 456,251

 108,421

 1.19

 BBB-/Caa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 100,730

 425,000

 0.77

 NR/Aaa

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 425,000

 391,206

 AAA/A3

 Conseco Finance Corp., 7.55%, 4/15/32 (Step)

 402,079

 36,881

 6.69

 AAA/Aaa

 Conseco Finance Corp., Floating Rate Note, 11/15/32

 36,983

 952,941

 1.67

 AAA/A3

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 5/15/32

 930,143

 103,344

 0.54

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 101,417

 154,243

 0.56

 AAA/Aa3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 152,500

 126,222

 0.76

 BBB/NR

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35 (144A)

 123,417

 77,825

 5.15

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/33

 78,827

 346,796

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 359,336

 384,528

 1.07

 A+/A3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 380,497

 80,211

 0.35

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 76,110

 438,109

 0.61

 A+/A3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 437,641

 650,014

 0.72

 AAA/NR

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 603,643

 634,551

 A/A2

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 633,851

 130,398

 AA-/A1

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 130,284

 1,000,000

 AAA/NR

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 999,359

 220,833

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 223,574

 750,000

 A+/NR

 Diamond Resorts Owner Trust, 2.6%, 3/1/24

 749,632

 105,110

 AA/NR

 Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)

 105,110

 750,000

 BBB/NR

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 753,081

 284,764

 AA+/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 286,739

 629,000

 AA/NR

 DT Auto Owner Trust 2013-1, 1.67%, 2/15/19 (144A)

 630,073

 550,000

 1.07

 B-/Caa3

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)

 533,135

 463,555

 0.91

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 447,483

 460,229

 4.14

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 468,042

 486,710

 4.62

 AAA/Aa1

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 497,841

 216,494

 0.49

 AA+/A1

 Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34

 183,264

 537,616

 2.17

 NR/NR

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 540,662

 218,565

 0.47

 NR/Aaa

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 214,345

 165,368

 1.25

 BB+/B1

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 159,973

 405,163

 1.67

 BBB/Ba3

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 389,770

 482,270

 0.68

 NR/Baa1

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 472,212

 118,412

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 119,088

 200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 197,377

 148,000

 AAA/NR

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 148,419

 2,212,977

 0.57

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 2,158,234

 385,000

 AAA/NR

 Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16

 385,232

 144,938

 0.63

 AA+/A3

 Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35

 144,485

 215,893

 0.54

 AA+/Aa1

 GE Business Loan Trust 2003-2, Floating Rate Note, 11/15/31 (144A)

 206,686

 407,818

 0.46

 AA/Aa2

 GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)

 389,810

 344,520

 0.35

 A/Aa3

 GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)

 315,146

 256,000

 0.61

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,298

 670,000

 0.57

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18

 669,861

 980,000

 0.66

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17

 982,488

 200,000

 NR/Aaa

 GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)

 200,279

 480,000

 NR/Aaa

 GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/15

 480,207

 750,000

 A/NR

 Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)

 747,320

 216,667

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 219,802

 627,717

 NR/NR

 GMAT Trust, 8/25/53 (Step)

 627,569

 230,000

 0.87

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 2/15/17 (144A)

 231,262

 500,000

 1.02

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 504,500

 17,165

 0.77

 AA/NR

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 17,138

 297,570

 0.84

 A+/NR

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 291,727

 121,628

 0.61

 A+/Ba3

 GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30

 120,601

 310,801

 0.42

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 309,665

 385,444

 0.60

 BBB+/Ba3

 GSAA Trust, Floating Rate Note, 6/25/35

 358,367

 340,694

 0.53

 AAA/Aaa

 GSAMP Trust 2004-HE2, Floating Rate Note, 9/25/34

 321,199

 185,873

 0.92

 AA+/Ba1

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 182,111

 41,073

 0.81

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 40,675

 557,255

 0.47

 A/NR

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 545,320

 289,737

 1.52

 BBB+/Baa3

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 276,234

 218,878

 0.47

 AA+/A3

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 211,225

 249,659

 0.47

 A+/Baa1

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 232,481

 500,000

 AAA/Aaa

 Harley-Davidson Motorcycle Trust 2012-1, 0.68%, 4/15/17

 500,578

 178,780

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 179,562

 850,000

 AAA/NR

 HLSS Servicer Advance Receivables Backed Notes, 0.8983%, 1/15/44 (144A)

 849,320

 200,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.6443%, 1/15/44 (144A)

 199,900

 250,000

 AA/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.7436%, 1/16/46 (144A)

 247,900

 125,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)

 124,962

 350,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 4.94%, 10/15/45 (144A)

 359,205

 56,269

 0.83

 AA/A1

 Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35

 56,129

 24,098

 0.58

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 24,078

 24,709

 0.35

 BBB+/A1

 Home Equity Asset Trust 2006-3, Floating Rate Note, 7/25/36

 24,657

 95,257

 0.34

 BB+/A2

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 92,891

 707,302

 0.28

 CCC/Ba1

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 692,820

 315,599

 BB+/B1

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 315,319

 758,147

 1.31

 NR/Ba3

 Home Equity Mortgage Trust, Floating Rate Note, 7/25/35

 742,710

 128,241

 A+/Baa1

 Home Loan Trust 2003-HI1, 5.27%, 4/25/28 (Step)

 133,397

 317,593

 0.59

 NR/Baa1

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 310,548

 778,159

 0.63

 AAA/Aaa

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 765,966

 398,507

 AAA/NR

 Honda Auto Receivables 2013-1 Owner Trust, 0.35%, 6/22/15

 398,532

 563,098

 NR/A2

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 563,098

 354,353

 0.59

 AA+/Aa1

 HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35

 351,477

 1,005,000

 0.41

 AAA/Aa1

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 971,965

 149,244

 0.36

 BBB+/Ba2

 HSI Asset Securitization Corp Trust 2006-OPT1, Floating Rate Note, 12/25/35

 145,018

 325,640

 1.17

 AA-/NR

 Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)

 323,198

 100,000

 2.10

 NR/A2

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/15

 100,158

 204,670

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 199,749

 258,741

 4.67

 BBB/Ba2

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 251,592

 66,283

 0.51

 BB/A2

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 64,246

 250,007

 0.32

 BB/Ba1

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 244,030

 195,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 196,248

 1,182,270

 0.62

 AAA/A2

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 1,143,679

 254,541

 0.42

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 226,029

 432,327

 2.42

 A+/A3

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 431,937

 573,823

 BBB/NR

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 589,290

 17,083

 0.54

 AA+/Aa3

 Mastr Asset Backed Securities Trust 2005-WF1, Floating Rate Note, 6/25/35

 16,844

 108,345

 0.84

 AA+/A3

 Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35

 107,742

 872,998

 0.40

 BB+/Baa2

 Mastr Asset Backed Securities Trust 2006-AB1, Floating Rate Note, 2/25/36

 854,375

 332,454

 0.36

 B-/Ba3

 Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36

 324,312

 384,979

 0.47

 A/NR

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 358,621

 389,040

 0.80

 AA/A3

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 384,247

 337,542

 0.49

 A+/Baa1

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 325,805

 427,167

 0.67

 AAA/NR

 Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)

 427,165

 550,000

 AAA/NR

 Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)

 547,151

 464,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 463,284

 650,000

 NR/Baa2

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17

 650,951

 334,713

 0.87

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 326,119

 159,700

 0.43

 NR/Aaa

 New Century Home Equity Loan Trust 2005-2, Floating Rate Note, 6/25/35

 159,434

 14,849

 0.47

 AAA/Aa1

 New Century Home Equity Loan Trust 2005-2, Floating Rate Note, 6/25/35

 14,842

 185,858

 0.44

 AAA/Aa2

 New Century Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 185,495

 232,153

 3.92

 A/NR

 Newtek Small Business Loan Trust 2013-1, Floating Rate Note, 7/25/38 (144A)

 232,153

 240,000

 0.44

 NR/Aaa

 Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16

 240,027

 328,062

 0.93

 BBB/Ba2

 NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33

 299,887

 560,000

 1.74

 AA-/Baa1

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 515,746

 1,457,000

 1.82

 AA/A1

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,430,537

 562,142

 0.43

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 551,370

 375,161

 1.29

 NR/Baa1

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)

 370,114

 250,097

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 258,879

 195,284

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 197,114

 207,555

 0.79

 AA+/A3

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34

 207,449

 580,208

 0.54

 BBB+/Baa2

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 574,599

 250,000

 0.74

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 3/18/14 (144A)

 249,990

 39,862

 0.92

 AA+/Baa3

 People's Choice Home Loan Securities Trust Series 2005-3, Floating Rate Note, 8/25/35

 39,698

 1,155,000

 1.37

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 1,156,168

 518,902

 BB-/Ba1

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.95814%, 9/25/34 (Step)

 516,539

 500,000

 NR/NR

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 496,875

 681,151

 0.50

 AA/A1

 Quest Trust, Floating Rate Note, 3/25/34 (144A)

 659,025

 459,487

 1.12

 A+/A2

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 452,592

 539,943

 0.82

 AA/Aa2

 RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)

 533,906

 544,420

 0.42

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 523,760

 754,193

 5.06

 AAA/Ba1

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 739,422

 64,813

 0.51

 NR/A1

 RAMP Series 2005-RS5 Trust, Floating Rate Note, 5/25/35

 64,043

 257,912

 0.67

 AA+/A1

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 253,655

 284,890

 0.43

 AA+/A1

 RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35

 283,001

 1,029,345

 0.33

 BB+/Ba1

 RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36

 985,031

 25,429

 0.65

 AA+/Aa3

 RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35

 24,886

 403,978

 0.61

 AA+/A1

 RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35

 398,361

 122,648

 0.39

 BBB+/A3

 RASC Series 2006-KS1 Trust, Floating Rate Note, 2/25/36

 121,246

 169,946

 0.35

 CCC/Caa1

 RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37

 166,433

 200,809

 1.67

 A/Baa3

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42 (144A)

 200,113

 157,351

 0.93

 A+/B2

 SACO I Trust 2005-8, Floating Rate Note, 11/25/35

 155,969

 160,103

 AA/A1

 Santander Consumer Acquired Receivables Trust 2011-S1, 2.01%, 8/15/16 (144A)

 160,360

 17,834

 AA/NR

 Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)

 17,844

 228,600

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 229,973

 22,244

 AA-/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 22,289

 500,000

 AA/Aaa

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 518,330

 750,000

 AAA/Aaa

 Santander Drive Auto Receivables Trust 2012-5, 0.83%, 12/15/16

 751,204

 125,000

 A/Aa1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 128,733

 266,413

 0.45

 AAA/Aa1

 SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35

 260,324

 242,125

 2.64

 A+/B2

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 242,911

 471,000

 0.63

 A+/A3

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 445,730

 676,558

 0.40

 AA+/Aa1

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 659,562

 380,000

 0.99

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 380,156

 500,000

 0.60

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 1/14/17

 500,072

 360,703

 0.50

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 6/14/15

 360,779

 500,000

 0.62

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 9/14/16

 500,520

 248,668

 AA/NR

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 248,534

 186,517

 AA/NR

 SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)

 186,857

 460,000

 BBB/NR

 SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)

 471,547

 137,195

 0.95

 AA/Baa3

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 135,396

 303,684

 0.43

 BB+/NR

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 292,262

 455,394

 0.57

 B/NR

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 359,385

 790,207

 0.47

 BBB+/B1

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 741,216

 1,200,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 1,198,355

 986,382

 NR/NR

 Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)

 996,220

 338,167

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 368,802

 750,000

 1.62

 NR/Baa1

 Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 749,278

 123,708

 0.53

 AA+/Aa2

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-WF4, Floating Rate Note, 11/25/35

 123,150

 91,897

 0.28

 BBB+/A3

 Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36

 91,534

 1,114,698

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 1,115,428

 163,213

 1.11

 AA+/A1

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 158,720

 199,992

 0.62

 AA+/A2

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 192,775

 139,262

 AA-/A1

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 144,146

 425,000

 2.57

 AAA/Aaa

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 430,545

 226,176

 A/NR

 Trinity Rail Leasing LP, 2.266%, 1/15/43 (144A)

 223,512

 1,623,900

 0.34

 BBB/Baa2

 Triton Container Finance LLC, Floating Rate Note, 11/26/21 (144A)

 1,590,933

 675,000

 AA/NR

 United Auto Credit Securitization Trust 2013-1, 1.74%, 4/15/16 (144A)

 674,416

 218,540

 0.91

 AA+/A2

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 215,159

 97,548

 0.55

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 95,868

 11,329

 0.26

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 11,302

 208,304

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 209,606

 235,880

 NR/NR

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 234,700

 327,792

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 323,831

 170,627

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 170,606

 338,384

 0.68

 AA/Ba2

 WMC Mortgage Loan Trust 1998-B, Floating Rate Note, 10/20/29

 319,508

 TOTAL ASSET BACKED SECURITIES

 (Cost $93,723,589)

 $

 93,793,880

 COLLATERALIZED MORTGAGE OBLIGATIONS - 33.6%

 642,000

 NR/NR

 A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)

 $

 641,566

 1,085,000

 NR/NR

 A10 Securitization LLC, 2.62%, 11/15/27 (144A)

 1,077,994

 250,000

 0.96

 AA-/Aa2

 ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)

 240,982

 339,143

 0.95

 AAA/A1

 Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35

 332,929

 351,324

 0.45

 A+/Baa2

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 317,579

 179,823

 0.62

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 169,928

 264,551

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 269,736

 287,555

 0.62

 BBB+/Baa1

 Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34

 286,289

 334,740

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 336,218

 642,801

 0.61

 A+/Baa3

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 610,685

 470,756

 AAA/Aaa

 American Home Mortgage Investment Trust 2004-3, 5.01%, 10/25/34 (Step)

 482,347

 239,295

 2.35

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 239,315

 691,853

 0.48

 AA/NR

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)

 667,677

 252,461

 0.62

 NR/A3

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 249,109

 151,251

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 155,119

 212,347

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 215,537

 156,646

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 164,620

 122,919

 0.38

 A/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 6/26/37 (144A)

 122,729

 650,000

 1.27

 A-/Aaa

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 644,476

 339,135

 5.74

 AAA/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 6/10/39

 342,056

 325,334

 2.77

 A-/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 330,512

 1,350,389

 2.77

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,346,772

 19,504

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 19,835

 1,693,270

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (e)

 129,535

 2,365,794

 NR/Caa2

 Bayview Commercial Asset Trust, 4.20571%, 7/25/37 (Step) (144A) (e)

 70,974

 452,699

 2.29

 NR/NR

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/26/36 (144A)

 460,062

 119,999

 0.91

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 117,513

 1,056,669

 0.77

 A+/Ba1

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 990,188

 325,344

 2.51

 BBB+/Baa2

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 324,546

 130,039

 5.11

 BBB/B2

 Bear Stearns ARM Trust 2004-10, Floating Rate Note, 1/25/35

 131,144

 104,206

 2.92

 BBB+/B3

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 102,896

 143,229

 3.08

 BBB+/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 145,458

 38,557

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41

 38,605

 763,963

 5.20

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14, Floating Rate Note, 1/12/41

 765,039

 150,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 151,031

 159,531

 2.53

 NR/A3

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 160,807

 395,929

 0.87

 AA+/Baa3

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 373,679

 430,000

 1.92

 AA-/NR

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/15/26 (144A)

 430,703

 565,256

 NR/NR

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 587,177

 168,721

 NR/B2

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 172,049

 435,463

 0.37

 BBB+/Baa1

 Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-A, Floating Rate Note, 1/25/36 (144A)

 335,497

 783,325

 A/NR

 CHL Mortgage Pass-Through Trust 2002-J4, 5.5%, 10/25/32

 809,539

 208,028

 4.95

 BBB+/Ba3

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 208,572

 828,012

 0.71

 AA+/Baa1

 CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35

 776,111

 414,519

 NR/Baa3

 CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34

 418,665

 151,752

 NR/Caa1

 CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35

 149,614

 656,095

 5.58

 AAA/Aaa

 Citigroup Commercial Mortgage Trust 2004-C1, Floating Rate Note, 4/15/40

 663,125

 26,657

 0.31

 AAA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 26,605

 580,444

 0.38

 A/Aa2

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 576,975

 680,656

 1.16

 AA+/NR

 Citigroup Mortgage Loan Trust 2010-7, Floating Rate Note, 9/25/37 (144A)

 665,870

 139,892

 NR/A3

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 9/25/33

 144,597

 242,244

 5.50

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/35 (e)

 27,181

 232,123

 2.74

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 4/25/35

 181,977

 345,627

 0.77

 AA+/Aaa

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 333,530

 645,030

 0.67

 A/A2

 CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)

 527,159

 125,125

 0.61

 BBB+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 106,488

 69,428

 1.12

 NR/WR

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 69,991

 261,651

 5.54

 AAA/Aaa

 COMM 2004-LNB3 Mortgage Trust, Floating Rate Note, 7/10/37

 264,132

 283,453

 0.30

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 279,651

 324,953

 0.34

 BBB/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 319,629

 288,648

 0.35

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 287,221

 1,000,000

 1.68

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 10/13/28 (144A)

 1,005,000

 587,294

 2.11

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 587,994

 370,263

 5.57

 A-/A3

 Commercial Mortgage Trust 2003-C2, Floating Rate Note, 1/5/36 (144A)

 370,316

 1,060,108

 5.32

 AAA/Aaa

 Commercial Mortgage Trust 2004-GG1, Floating Rate Note, 6/10/36

 1,066,685

 1,015,611

 NR/Baa1

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 1,092,540

 753,329

 0.29

 AA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 747,313

 99,426

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 4.691%, 10/15/39

 101,292

 204,829

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 4.829%, 11/15/37

 209,976

 500,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 504,032

 84,880

 BBB/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 86,066

 57,559

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 57,440

 195,812

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 8/25/34

 197,371

 323,864

 BBB+/Baa3

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 335,214

 93,327

 2.55

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 92,059

 54,691

 1.52

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 54,669

 767,502

 5.01

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38

 791,810

 960,440

 5.10

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 1,011,395

 505

 1.67

 NR/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 505

 750,000

 0.64

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 751,729

 323,496

 0.34

 AAA/A1

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)

 322,259

 1,026,341

 2.79

 NR/NR

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 7/27/36 (144A)

 1,031,134

 558,836

 3.82

 NR/NR

 CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)

 556,907

 300,000

 1.47

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 299,197

 200,000

 0.87

 AAA/Aaa

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 196,706

 200,000

 1.27

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 193,920

 3,845,359

 3.73

 AA+/Aa1

 Fannie Mae Grantor Trust 2001-T1, Floating Rate Note, 10/25/40

 3,693,290

 280,577

 2.21

 AA+/Aa1

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35

 287,691

 450,689

 0.43

 AA+/Aa1

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 449,447

 960,844

 AA+/Aa1

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 967,742

 238,102

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28

 244,626

 60,145

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22

 60,955

 79,150

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22

 79,665

 117,663

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 120,342

 155,730

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 5.5%, 10/15/35

 160,919

 48,822

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, 6.0%, 4/15/24

 48,869

 106,797

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 106,821

 1,483,240

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 1,489,609

 419,112

 0.62

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/41

 420,542

 275,361

 0.37

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 274,708

 281,734

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/35

 281,102

 390,135

 0.75

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 391,734

 307,056

 0.52

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 307,069

 141,439

 0.52

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 141,446

 83,695

 0.42

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 83,484

 722,173

 0.54

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 723,034

 279,767

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 279,212

 229,170

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 229,394

 101,525

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 101,628

 166,352

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/34

 166,108

 478,996

 0.49

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 479,175

 574,232

 0.45

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36

 573,186

 311,001

 0.87

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 312,848

 324,101

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 323,748

 316,707

 1.17

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 322,598

 379,047

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 378,335

 213,328

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 213,479

 245,280

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37

 244,884

 184,511

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 185,054

 544,298

 0.67

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 544,898

 242,996

 0.72

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 245,160

 204,233

 1.17

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 208,048

 410,103

 1.17

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 418,652

 373,664

 0.42

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/37

 372,508

 468,597

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 468,284

 1,110,534

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 1,104,354

 309,320

 0.72

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 310,535

 184,457

 0.67

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 185,276

 197,859

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 198,097

 689,533

 0.59

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 691,043

 213,842

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 214,330

 530,729

 0.35

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 529,427

 168,673

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 168,836

 172,403

 0.59

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 172,878

 303,520

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/40

 303,414

 421,745

 0.60

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 423,138

 258,118

 0.57

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 259,194

 318,726

 0.67

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 320,187

 165,866

 0.77

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 167,572

 882,909

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 884,912

 390,788

 0.42

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 390,697

 168,973

 0.37

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 169,704

 461,218

 0.62

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/31

 465,453

 121,258

 0.42

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 121,120

 400,172

 0.42

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 399,031

 181,964

 0.52

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/40

 181,342

 267,917

 0.47

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 268,404

 292,264

 0.62

 AA+/Aa1

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 292,698

 406,895

 AA+/Aa1

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 429,634

 484,582

 AA+/Aa1

 Federal Home Loan Mortgage Corp., 5.0%, 4/15/32

 494,292

 278,491

 AA+/Aa1

 Federal Home Loan Mortgage Corp., 5.75%, 2/15/34

 283,721

 137,124

 0.49

 AA+/Aa1

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 137,028

 933,510

 0.52

 AA+/Aa1

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 932,443

 1,055,451

 3.34

 AA+/Aa1

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 1,096,281

 1,059,132

 AA+/Aa1

 Federal National Mortgage Association 2006-48-T, 5.5%, 12/25/34

 1,089,901

 242,890

 AA+/Aa1

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 243,140

 419,803

 AA+/Aa1

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 423,513

 271,849

 AA+/Aa1

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 281,635

 246,125

 AA+/Aa1

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 254,522

 335,837

 AA+/Aa1

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 349,811

 2,000,000

 AA+/Aa1

 Federal National Mortgage Association REMICS, 4.0%, 5/25/29

 2,157,162

 100,773

 AA+/Aa1

 Federal National Mortgage Association REMICS, 4.0%, 6/25/37

 101,744

 95,496

 AA+/Aa1

 Federal National Mortgage Association REMICS, 5.0%, 3/25/24

 95,805

 26,794

 AA+/Aa1

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 27,510

 65,924

 AA+/Aa1

 Federal National Mortgage Association REMICS, 5.5%, 5/25/30

 66,396

 137,820

 AA+/Aa1

 Federal National Mortgage Association REMICS, 6.0%, 3/25/35

 143,238

 142,501

 AA+/Aa1

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 159,109

 95,651

 0.82

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 96,379

 526,905

 1.02

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/24

 528,636

 128,956

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 129,677

 2,130,057

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/34

 2,128,987

 248,437

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 248,431

 274,726

 1.39

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 278,290

 1,168,520

 0.37

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 1,169,322

 587,719

 1.17

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 598,838

 192,610

 0.53

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 193,180

 669,531

 0.87

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 676,979

 2,404,232

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/40

 2,449,658

 111,554

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 111,586

 239,204

 1.07

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 243,007

 955,793

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 960,862

 399,240

 0.53

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36

 397,578

 333,567

 0.79

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 335,314

 319,785

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 319,318

 244,485

 0.48

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 244,098

 303,546

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 302,741

 285,686

 0.37

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 283,888

 232,799

 0.62

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 232,694

 201,400

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 202,816

 338,404

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 339,000

 250,269

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 250,502

 375,401

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 375,469

 416,880

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 416,350

 2,041,362

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 2,042,344

 276,184

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 275,733

 395,980

 0.53

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 395,926

 184,722

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 184,170

 538,644

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 538,863

 528,270

 0.39

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 527,210

 722,743

 1.07

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 735,675

 802,406

 1.17

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 819,409

 101,360

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 101,636

 438,552

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 436,889

 247,061

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37

 246,082

 848,199

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 853,323

 265,964

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/17

 266,987

 132,225

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 132,364

 298,311

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 297,465

 328,260

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 327,620

 423,526

 0.72

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 424,896

 1,400,768

 0.62

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/41

 1,394,042

 776,185

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/35

 770,272

 318,987

 0.62

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 320,436

 233,293

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 232,406

 364,728

 0.41

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 363,460

 702,917

 0.41

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 700,351

 138,774

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 138,388

 494,044

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 492,690

 274,765

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 276,022

 132,793

 0.57

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 133,012

 195,035

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 194,834

 119,851

 0.42

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 119,949

 194,099

 0.65

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36

 194,592

 515,140

 1.07

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 519,056

 600,648

 0.59

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36

 602,860

 416,814

 0.47

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 416,543

 686,308

 0.67

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 689,701

 243,456

 0.52

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 243,317

 346,113

 0.74

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 345,496

 155,784

 0.62

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 156,496

 433,521

 0.74

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 436,383

 466,335

 0.75

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 469,273

 116,053

 0.74

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 116,785

 148,218

 0.72

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 148,926

 545,032

 0.72

 AA+/Aa1

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/41

 550,428

 441,272

 AA+/Aa1

 Federal National Mortgage Association, 3.0%, 6/25/39

 455,365

 610,008

 0.57

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 10/25/40

 611,261

 483,211

 1.02

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 492,208

 628,490

 0.52

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 628,679

 251,980

 2.68

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 4/25/45

 268,390

 1,042,892

 0.57

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 1,045,708

 1,348,000

 0.57

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 1,348,747

 1,071,427

 2.80

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 7/25/42

 1,059,480

 459,993

 0.47

 AA+/Aa1

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 458,222

 62,207

 2.59

 BBB+/NR

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 61,306

 80,578

 2.58

 NR/B2

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 77,996

 100,000

 1.75

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 102,338

 553,000

 2.09

 BBB+/Baa2

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 519,513

 1,228,665

 1.12

 NR/Aa1

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 1,252,359

 226,463

 0.52

 NR/Aa1

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 226,090

 531,148

 0.47

 NR/Aa1

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 528,338

 409,000

 3.61

 NR/Aa1

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 424,250

 370,537

 0.60

 A+/Aa2

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 348,040

 767,931

 0.39

 AA-/Aa1

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 725,967

 485,101

 0.42

 AA/Aa3

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 454,517

 617,359

 0.34

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 558,517

 486,153

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 4.893%, 3/10/40

 487,444

 443,349

 5.38

 NR/A3

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 3/10/39 (144A)

 446,048

 118,242

 5.03

 NR/A3

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)

 118,166

 500,000

 5.34

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 500,958

 296,686

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 291,401

 962,714

 0.49

 A+/Baa2

 Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)

 905,303

 97,562

 5.24

 BBB+/NR

 GMAC Commercial Mortgage Securities, Inc. Series 2003-C2 Trust, Floating Rate Note, 5/10/40 (144A)

 97,155

 297,825

 5.30

 AAA/Aa3

 GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38

 301,538

 1,019,000

 AAA/NR

 GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43

 1,059,113

 209,139

 3.41

 AA/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 213,063

 173,928

 3.25

 A+/NR

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 173,732

 1,959,187

 AAA/Aa1

 Government National Mortgage Association, 3.0%, 12/20/38

 2,031,413

 282,107

 AAA/Aa1

 Government National Mortgage Association, 3.0%, 4/20/41

 293,824

 702,195

 AAA/Aa1

 Government National Mortgage Association, 3.5%, 5/20/39

 736,927

 41,019

 AAA/Aa1

 Government National Mortgage Association, 4.5%, 5/20/33

 41,390

 832,763

 AAA/Aa1

 Government National Mortgage Association, 5.0%, 1/20/16

 854,084

 161,246

 AAA/Aa1

 Government National Mortgage Association, 5.0%, 4/20/36

 172,485

 451,318

 AAA/Aa1

 Government National Mortgage Association, 5.0%, 5/20/35

 464,681

 328,231

 AAA/Aa1

 Government National Mortgage Association, 5.0%, 7/20/31

 336,285

 224,075

 AAA/Aa1

 Government National Mortgage Association, 5.75%, 8/20/36

 226,617

 339,710

 0.42

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 338,234

 871,154

 0.72

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 880,712

 373,793

 0.62

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 1/20/34

 374,224

 2,486,995

 1.27

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 10/16/43 (e)

 132,035

 8,700,601

 0.38

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 11/16/51  (e)

 241,894

 353,249

 0.82

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/30

 358,375

 9,932,195

 0.73

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/52  (e)

 364,949

 1,952,738

 1.03

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/53  (e)

 160,986

 341,524

 0.42

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 340,730

 305,314

 0.67

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 307,732

 1,120,488

 0.68

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 3/16/51  (e)

 33,572

 1,170,416

 1.05

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 3/16/53  (e)

 92,959

 293,529

 0.47

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 295,711

 725,715

 0.72

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 732,889

 1,941,102

 1.08

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 8/16/52  (e)

 140,291

 261,223

 0.57

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 8/20/35

 261,612

 808,034

 0.47

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 797,045

 1,751,239

 1.07

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 9/16/52  (e)

 149,235

 1,150,000

 1.73

 AAA/NR

 GS Mortgage Securities Corp II Trust 2007-EOP, Floating Rate Note, 3/6/20 (144A)

 1,150,719

 623,060

 2.48

 A+/NR

 GS Mortgage Securities Corp II Trust 2007-EOP, Floating Rate Note, 3/6/20 (144A)

 624,034

 400,000

 1.62

 NR/Aa3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 399,267

 100,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 100,156

 574,365

 0.95

 AA+/Baa1

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 565,693

 356,282

 2.38

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 354,550

 332,766

 2.82

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 324,101

 400,000

 2.14

 A-/Aaa

 Gulf Stream - Compass CLO 2005-I, Ltd., Floating Rate Note, 5/15/17 (144A)

 395,501

 226,142

 2.74

 AA+/Baa2

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 229,343

 500,000

 2.92

 BBB-/NR

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/18 (144A)

 500,670

 250,000

 2.44

 AA/Aa3

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 255,505

 415,346

 0.52

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 402,021

 1,200,984

 0.93

 AA+/A3

 Impac CMB Trust Series 2003-11, Floating Rate Note, 10/25/33

 1,146,905

 1,424,982

 0.81

 BBB/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,324,640

 705,402

 0.79

 A+/Ba1

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 650,549

 409,698

 0.89

 BBB/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 388,496

 92,856

 0.97

 BB+/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 87,995

 907,436

 0.95

 BBB/Baa1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 852,939

 97,899

 0.91

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 92,212

 97,223

 1.92

 BB+/Baa2

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 90,975

 547,198

 0.52

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 539,122

 178,132

 0.52

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 172,368

 194,969

 0.37

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 177,419

 83,235

 2.74

 BB-/B1

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 82,128

 93,162

 2.64

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 93,370

 148,945

 5.44

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp Commercial Mortgage Pass-Thr, Floating Rate Note, 5/15/41

 150,051

 1,100,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 1/15/42

 1,133,646

 650,000

 2.03

 AA/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 651,810

 33,140

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-C1, 4.719%, 1/15/38

 33,135

 343,692

 4.84

 AAA/A1

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 349,573

 125,774

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43

 125,590

 439,732

 0.30

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 436,357

 184,066

 0.53

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 174,417

 223,452

 5.50

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 223,368

 302,252

 5.89

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49

 305,778

 207,155

 3.92

 AA+/Aa1

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-FL1, Floating Rate Note, 11/15/28 (144A)

 207,164

 412,000

 3.02

 AA-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 416,277

 300,000

 1.97

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 297,902

 770,000

 2.32

 NR/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-INN, Floating Rate Note, 10/15/30 (144A)

 770,685

 635,348

 2.03

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 627,499

 374,232

 2.49

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 376,416

 206,778

 2.31

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 207,967

 196,982

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 202,885

 857,089

 5.07

 BBB+/NR

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 860,609

 367,287

 2.28

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 363,850

 42,114

 NR/Caa3

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36 (e)

 1,872

 375,000

 1.69

 AA+/Aa2

 KKR Financial CLO 2007-1 Corp., Floating Rate Note, 5/15/21 (144A)

 366,941

 761,273

 1.64

 AAA/Aaa

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 773,030

 250,000

 0.74

 AAA/Aaa

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 249,266

 193,998

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 195,300

 82,993

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 84,620

 181,218

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C2, 4.367%, 3/15/36

 181,881

 1,181,371

 5.02

 AAA/NR

 LB-UBS Commercial Mortgage Trust 2004-C6, Floating Rate Note, 8/15/29

 1,199,855

 1,135,809

 5.20

 AAA/NR

 LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/30 (144A)

 1,202,020

 134,470

 6.32

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41

 140,774

 264,783

 1.12

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 262,766

 466,904

 1.22

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 458,733

 621,869

 0.39

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 585,106

 1,007,539

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 917,476

 479,984

 0.42

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 427,188

 339,476

 0.69

 BB/Ba1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 172,074

 13,912

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 13,921

 116,655

 0.57

 AA+/NR

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 114,729

 177,674

 6.60

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 185,869

 287,731

 0.65

 AA+/Baa1

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 277,848

 461,183

 2.40

 BBB/B1

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 460,912

 943,582

 0.91

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 932,190

 488,265

 1.22

 BBB+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 481,241

 410,501

 1.11

 AA+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 404,190

 540,943

 0.79

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 523,348

 142,677

 2.01

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 141,205

 244,032

 0.81

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 239,495

 275,139

 0.63

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 257,864

 244,490

 0.67

 AA+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29

 237,125

 475,392

 0.73

 AA+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 469,406

 443,447

 0.83

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 429,594

 442,802

 0.73

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 415,728

 280,304

 1.01

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 267,200

 586,761

 0.63

 AA+/Ba3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 566,911

 124,791

 2.55

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 124,512

 410,390

 4.95

 NR/Aa3

 Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39

 419,027

 1,226,228

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 1,244,431

 684,894

 5.11

 AAA/NR

 Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40

 696,668

 27,451

 NR/Aaa

 Morgan Stanley Capital I Trust 2004-TOP13, 4.66%, 9/13/45

 27,444

 425,000

 0.30

 A+/Aa1

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 423,800

 302,942

 NR/Aa2

 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3, 6.79%, 7/15/33

 308,209

 580,739

 0.44

 AA+/A3

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 562,088

 594,003

 0.45

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 557,529

 700,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 708,703

 497,770

 0.95

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 472,095

 300,206

 AA+/NR

 NCUA Guaranteed Notes Trust REMICS, 1.6%, 10/29/20

 302,957

 470,269

 0.70

 AA+/Aaa

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21

 470,940

 479,103

 0.54

 AA+/Aaa

 NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17

 479,927

 224,844

 A+/A3

 Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 231,558

 424,854

 1.37

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 424,825

 200,000

 4.42

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 201,805

 778,000

 2.02

 NR/Aaa

 NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)

 778,729

 66,299

 0.47

 AAA/Aa2

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35

 65,872

 115,067

 0.42

 BB+/B2

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 111,933

 380,049

 NR/NR

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 380,129

 500,000

 0.47

 NR/NR

 Pepper Residential Securities Trust, Floating Rate Note, 10/18/14 (144A)

 500,000

 700,000

 1.64

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 700,856

 142,326

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 145,299

 510,564

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 520,437

 324,341

 0.72

 NR/Baa3

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 307,427

 563,174

 BBB+/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 563,018

 774,514

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 776,103

 52,110

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 53,105

 206,959

 BB+/Ba3

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 213,002

 429,908

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 430,517

 99,255

 0.72

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 98,124

 223,213

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 229,374

 156,174

 BB+/Ba3

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 158,088

 142,137

 0.77

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 135,682

 129,162

 6.28

 BBB+/NR

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 131,523

 682,138

 1.57

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 581,243

 1,615,666

 0.57

 BBB+/NR

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,461,992

 356,656

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 365,702

 331,450

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 322,380

 400,000

 0.52

 NR/NR

 Resimac MBS Trust, Floating Rate Note, 3/7/14 (144A)

 400,004

 189,162

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 190,870

 437,795

 NR/Baa3

 RREF 2013 LT2 LLC, 2.8331%, 5/22/28 (144A)

 438,242

 249,472

 0.79

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 245,007

 198,618

 0.49

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 195,695

 827,315

 0.44

 A/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 757,263

 296,041

 0.70

 AA/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 279,874

 337,428

 1.74

 AA+/Ba1

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 337,961

 706,223

 0.51

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 687,204

 513,807

 0.65

 AA+/Ba1

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 506,454

 156,216

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 146,256

 750,000

 A/NR

 SilverLeaf Finance XVII LLC, 2.71%, 3/16/26 (144A)

 749,924

 290,000

 1.89

 AAA/Aaa

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 301,231

 31,650

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 31,651

 293,555

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 299,215

 640,000

 1.47

 AAA/NR

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 639,750

 189,240

 2.87

 BB/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 188,394

 100,209

 5.22

 BBB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 98,611

 436,564

 0.83

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34

 410,764

 607,552

 3.64

 CCC/Caa3

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 467,668

 207,276

 0.67

 AA+/A1

 Structured Asset Mortgage Investments II Trust 2005-F1, Floating Rate Note, 8/26/35

 205,161

 489,009

 1.07

 AA+/Baa2

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 466,706

 221,102

 2.65

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 222,512

 274,555

 BBB+/Ba2

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 281,221

 1,056,776

 2.46

 A+/Ba2

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,045,386

 412,708

 0.67

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 399,856

 204,489

 0.82

 NR/NR

 Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)

 200,910

 146,466

 2.73

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 145,083

 274,936

 1.73

 AAA/A1

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 270,597

 1,240,014

 0.91

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 1,186,718

 294,984

 1.77

 AA+/Baa3

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 284,632

 156,532

 4.09

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 155,736

 525,000

 AAA/Aa1

 TimberStar Trust 1, 5.668%, 10/15/36 (144A)

 577,097

 487,000

 4.17

 BBB/Baa2

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 491,491

 266,119

 NR/NR

 VOLT XV LLC, 3.22162%, 5/27/53 (Step) (144A)

 264,124

 597,900

 NR/NR

 VOLT XVI LLC, 4.25%, 8/25/58 (Step) (144A)

 605,188

 751,334

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42

 781,767

 535,052

 5.41

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/15/44

 569,423

 272,000

 5.66

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 270,602

 240,085

 5.30

 BBB/NR

 WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)

 240,648

 431,135

 1.54

 AA+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 394,533

 1,308,940

 2.42

 A+/Baa1

 WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, Floating Rate Note, 9/25/33

 1,321,158

 904,398

 AA+/NR

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 930,604

 750,000

 A/NR

 Welk Resorts LLC, 3.1%, 3/15/29 (144A)

 749,898

 453,135

 0.58

 AA+/A1

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 442,840

 221,210

 BB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35

 221,053

 322,822

 4.99

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 329,249

 42,240

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 43,533

 266,658

 4.94

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 271,478

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $198,330,227)

 $

 196,169,538

 CORPORATE BONDS - 31.0%

 Energy - 1.1%

 Integrated Oil & Gas - 0.5%

 700,000

 A/A1

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 693,495

 475,000

 BBB/Baa2

 Ecopetrol SA, 4.25%, 9/18/18

 494,000

 750,000

 0.45

 AA/Aa1

 Shell International Finance BV, Floating Rate Note, 11/15/16

 750,004

 1,115,000

 0.62

 AA-/Aa1

 Total Capital Canada, Ltd., Floating Rate Note, 1/15/16

 1,121,186

 $

 3,058,685

 Oil & Gas Exploration & Production - 0.2%

 651,000

 BBB/Baa1

 Marathon Oil Corp., 0.9%, 11/1/15

 $

 652,003

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.5%, 9/30/14 (144A)

 258,908

 $

 910,911

 Oil & Gas Refining & Marketing - 0.1%

 500,000

 BBB/Baa2

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 507,874

 Oil & Gas Storage & Transportation - 0.3%

 500,000

 0.90

 A-/Baa1

 Enbridge, Inc., Floating Rate Note, 10/1/16

 $

 502,100

 650,000

 A-/A3

 TransCanada PipeLines, Ltd., 0.75%, 1/15/16

 649,425

 750,000

 BBB/Baa2

 Williams Partners LP, 3.8%, 2/15/15

 776,397

 $

 1,927,922

 Total Energy

 $

 6,405,392

 Materials - 0.6%

 Diversified Metals & Mining - 0.2%

 500,000

 0.50

 A+/A1

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 500,706

 560,000

 1.09

 A-/A3

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 564,081

 $

 1,064,787

 Gold - 0.1%

 500,000

 BBB/Baa2

 Barrick Gold Corp., 1.75%, 5/30/14

 $

 503,350

 Steel - 0.3%

 1,000,000

 BBB/Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 $

 1,020,120

 1,000,000

 1.40

 BBB/Baa2

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 996,169

 $

 2,016,289

 Total Materials

 $

 3,584,426

 Capital Goods - 0.8%

 Aerospace & Defense - 0.3%

 360,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 376,200

 500,000

 A-/A2

 Precision Castparts Corp., 1.25%, 1/15/18

 493,700

 1,050,000

 A/A2

 The Boeing Co., 0.95%, 5/15/18

 1,019,166

 $

 1,889,066

 Industrial Conglomerates - 0.3%

 1,000,000

 AA+/Aa3

 General Electric Co., 0.85%, 10/9/15

 $

 1,005,534

 640,000

 BBB+/Baa2

 Tyco Electronics Group SA, 1.6%, 2/3/15

 646,004

 $

 1,651,538

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 1,125,000

 A/A2

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 $

 1,138,060

 Total Capital Goods

 $

 4,678,664

 Transportation - 0.2%

 Railroads - 0.2%

 730,000

 0.44

 A-/A3

 Canadian National Railway Co., Floating Rate Note, 11/6/15

 $

 730,563

 500,000

 BBB+/Baa2

 CSX Corp., 5.3%, 2/15/14

 504,601

 $

 1,235,164

 Total Transportation

 $

 1,235,164

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.2%

 250,000

 BBB+/Baa1

 Johnson Controls, Inc., 1.75%, 3/1/14

 $

 250,802

 725,000

 0.65

 BBB+/Baa1

 Johnson Controls, Inc., Floating Rate Note, 2/4/14

 725,657

 $

 976,459

 Automobile Manufacturers - 0.9%

 1,000,000

 A-/A3

 Daimler Finance North America LLC, 1.3%, 7/31/15 (144A)

 $

 1,006,416

 1,000,000

 A-/A3

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 1,008,557

 1,000,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 1,041,602

 1,000,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,013,220

 750,000

 A-/A3

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 751,366

 500,000

 A-/A3

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 499,668

 300,000

 A-/A3

 Volkswagen International Finance NV, 1.875%, 4/1/14 (144A)

 301,382

 $

 5,622,211

 Total Automobiles & Components

 $

 6,598,670

 Consumer Services - 0.1%

 Education Services - 0.1%

 500,000

 AAA/Aaa

 Yale University, 2.9%, 10/15/14

 $

 510,305

 Total Consumer Services

 $

 510,305

 Media - 0.6%

 Broadcasting - 0.5%

 750,000

 BBB/Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 782,776

 871,000

 0.78

 A-/A3

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 875,870

 1,224,000

 A-/A3

 NBCUniversal Media LLC, 2.1%, 4/1/14

 1,230,682

 $

 2,889,328

 Publishing - 0.1%

 250,000

 BBB+/Baa2

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 250,406

 500,000

 BBB+/Baa2

 Thomson Reuters Corp., 1.3%, 2/23/17

 500,474

 $

 750,880

 Total Media

 $

 3,640,208

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 501,000

 0.75

 BBB/Baa1

 Walgreen Co., Floating Rate Note, 3/13/14

 $

 501,516

 Total Food & Staples Retailing

 $

 501,516

 Food, Beverage & Tobacco - 0.8%

 Brewers - 0.4%

 500,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 1.5%, 7/14/14

 $

 503,634

 1,250,000

 0.79

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 1/27/14

 1,251,048

 500,000

 BBB+/Baa1

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 506,824

 $

 2,261,506

 Soft Drinks - 0.0% †

 189,000

 BBB/A3

 Coca-Cola Enterprises, Inc., 2.125%, 9/15/15

 $

 193,186

 Packaged Foods & Meats - 0.4%

 735,000

 0.54

 BBB+/A2

 Campbell Soup Co., Floating Rate Note, 8/1/14

 $

 735,921

 250,000

 BBB+/A3

 General Mills, Inc., 0.875%, 1/29/16

 250,227

 1,000,000

 BBB/Baa2

 WM Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,006,428

 $

 1,992,576

 Total Food, Beverage & Tobacco

 $

 4,447,268

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 A+/A1

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 504,044

 Total Household & Personal Products

 $

 504,044

 Health Care Equipment & Services - 0.6%

 Health Care Equipment - 0.3%

 500,000

 A/A3

 Baxter International, Inc., 0.95%, 6/1/16

 $

 502,560

 500,000

 BBB-/Baa3

 Boston Scientific Corp., 2.65%, 10/1/18

 505,702

 510,000

 A/Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 524,960

 $

 1,533,222

 Health Care Distributors - 0.1%

 500,000

 A-/Baa2

 Cardinal Health, Inc., 4.0%, 6/15/15

 $

 524,930

 Health Care Services - 0.2%

 212,000

 BBB+/Baa3

 Express Scripts Holding Co., 2.1%, 2/12/15

 $

 215,536

 1,000,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 1,048,456

 $

 1,263,992

 Total Health Care Equipment & Services

 $

 3,322,144

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.1%

 500,000

 A/Baa1

 Amgen, Inc., 2.5%, 11/15/16

 $

 519,176

 Pharmaceuticals - 0.1%

 500,000

 BBB-/Baa2

 Zoetis, Inc., 1.15%, 2/1/16

 $

 505,473

 Life Sciences Tools & Services - 0.1%

 620,000

 BBB+/NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 $

 671,691

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,696,340

 Banks - 8.5%

 Diversified Banks - 5.0%

 500,000

 A/A2

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 $

 504,223

 750,000

 1.04

 A/A2

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 750,824

 1,000,000

 AA-/Aa3

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 1,001,500

 500,000

 A+/Aa3

 Bank of Montreal, 0.8%, 11/6/15

 501,827

 500,000

 A+/Aa2

 Bank of Nova Scotia, 1.375%, 7/15/16

 506,612

 500,000

 A+/Aa2

 Bank of Nova Scotia, 1.45%, 4/25/18

 492,904

 1,000,000

 1.28

 A+/Aa2

 Bank of Nova Scotia, Floating Rate Note, 1/12/15

 1,010,732

 500,000

 BBB-/Baa3

 BBVA US Senior SAU, 3.25%, 5/16/14

 504,443

 550,000

 1.49

 A/A2

 BPCE SA, Floating Rate Note, 4/25/16

 557,408

 500,000

 0.73

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 3/18/16

 502,049

 500,000

 A+/Aa3

 Export-Import Bank of Korea, 1.25%, 11/20/15

 502,048

 1,000,000

 1.10

 A+/Aa3

 Export-Import Bank of Korea, Floating Rate Note, 9/17/16

 1,004,193

 750,000

 NR/A2

 HSBC Bank Middle East, Ltd., 3.0%, 10/21/15

 767,250

 1,700,000

 1.04

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/17/14 (144A)

 1,701,659

 3,000,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 0.58%, 11/30/16

 2,996,286

 500,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 510,450

 750,000

 2.64

 BBB/Baa2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)

 753,454

 750,000

 1.19

 AA-/Aa2

 National Australia Bank, Ltd., Floating Rate Note, 7/25/14 (144A)

 754,679

 500,000

 1.14

 AA-/Aa3

 Nordea Bank AB, Floating Rate Note, 1/14/14 (144A)

 500,600

 250,000

 0.70

 AA-/Aa3

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 250,748

 1,000,000

 AA-/Aa3

 Royal Bank of Canada, 1.45%, 9/9/16

 1,014,641

 500,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 520,450

 500,000

 1.19

 A+/A2

 Standard Chartered Plc, Floating Rate Note, 5/12/14 (144A)

 501,772

 300,000

 0.91

 A+/Aa3

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 301,728

 500,000

 1.03

 A+/A1

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 502,476

 1,000,000

 0.72

 AA-/Aa3

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,001,117

 1,000,000

 A+/Aa3

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,009,540

 1,000,000

 A/Aa3

 The Korea Development Bank, 1.0%, 1/22/16

 991,234

 345,000

 AA-/Aa1

 The Toronto-Dominion Bank, 1.375%, 7/14/14

 347,354

 500,000

 AA-/Aa1

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 493,084

 500,000

 0.44

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 11/6/15

 499,808

 500,000

 0.42

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 5/1/15

 499,897

 644,000

 0.54

 AA-/Aa1

 The Toronto-Dominion Bank, Floating Rate Note, 7/14/14

 645,139

 1,000,000

 A+/A1

 US Bancorp, 4.2%, 5/15/14

 1,017,517

 1,185,000

 A/A3

 Wachovia Corp., 5.25%, 8/1/14

 1,221,227

 500,000

 A+/A2

 Wells Fargo & Co., 1.25%, 7/20/16

 504,244

 1,050,000

 A+/A2

 Wells Fargo & Co., 1.5%, 7/1/15

 1,064,484

 575,000

 0.87

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 576,519

 430,000

 1.17

 AA-/Aa2

 Westpac Banking Corp., Floating Rate Note, 2/24/14 (144A)

 431,111

 $

 29,217,231

 Regional Banks - 3.0%

 1,050,000

 0.69

 A-/A2

 American Express Centurion Bank, Floating Rate Note, 11/13/15

 $

 1,052,580

 103,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 103,009

 500,000

 A-/A2

 BB&T Corp., 2.05%, 4/28/14

 502,830

 500,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 510,687

 1,875,000

 0.94

 A-/A2

 BB&T Corp., Floating Rate Note, 4/28/14

 1,878,846

 500,000

 A/A1

 Branch Banking & Trust Co., 2.3%, 10/15/18

 506,632

 1,500,000

 A/A1

 Credit Suisse New York NY, 5.5%, 5/1/14

 1,531,569

 500,000

 0.67

 BBB/Baa2

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 494,329

 750,000

 A-/A3

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 751,474

 500,000

 0.65

 A-/A3

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16

 500,150

 500,000

 NR/NR

 KeyBank NA Cleveland Ohio, 1.1%, 11/25/16

 500,143

 1,000,000

 A-/A3

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 993,717

 1,025,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 1,055,551

 931,000

 BBB+/Baa1

 KeyCorp, 3.75%, 8/13/15

 975,945

 550,000

 A/A2

 PNC Bank NA, 1.3%, 10/3/16

 555,022

 500,000

 0.55

 A/A2

 PNC Bank NA, Floating Rate Note, 1/28/16

 500,688

 500,000

 0.56

 A/A2

 PNC Bank NA, Floating Rate Note, 4/29/16

 500,272

 500,000

 0.44

 A-/A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 500,130

 250,000

 0.46

 A+/A1

 State Street Bank & Trust Co., Floating Rate Note, 12/8/15

 249,452

 500,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 530,154

 600,000

 4.46

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 600,000

 1,500,000

 1.24

 A/A2

 UBS AG, Floating Rate Note, 1/28/14

 1,502,508

 1,000,000

 A+/A2

 Union Bank NA, 2.625%, 9/26/18

 1,026,353

 250,000

 0.45

 A+/A1

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 247,933

 $

 17,569,974

 Thrifts & Mortgage Finance - 0.5%

 325,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 344,807

 1,527,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 1,577,087

 600,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.45%, 8/27/18

 621,265

 500,000

 0.70

 AAA/Aaa

 Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)

 500,696

 $

 3,043,855

 Total Banks

 $

 49,831,060

 Diversified Financials - 6.4%

 Other Diversified Financial Services - 2.0%

 500,000

 A-/Baa2

 Bank of America Corp., 3.7%, 9/1/15

 $

 523,704

 2,000,000

 1.07

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 3/22/16

 2,009,142

 500,000

 A-/Baa2

 Citigroup, Inc., 1.3%, 4/1/16

 502,376

 1,500,000

 BBB+/Baa3

 Citigroup, Inc., 5.0%, 9/15/14

 1,547,248

 750,000

 0.92

 A-/NR

 Citigroup, Inc., Floating Rate Note, 11/15/16

 750,941

 907,000

 0.55

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 11/5/14

 906,361

 500,000

 1.04

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 4/1/16

 502,891

 750,000

 1.20

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 7/25/16

 757,465

 485,000

 AA+/A1

 General Electric Capital Corp., 1.625%, 7/2/15

 492,576

 215,000

 0.84

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 1/8/16

 216,222

 1,000,000

 1.08

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 12/20/13

 1,000,367

 500,000

 0.94

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 501,532

 500,000

 0.87

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/7/14

 501,170

 500,000

 1.38

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 493,046

 265,000

 A/A3

 JPMorgan Chase & Co., 3.4%, 6/24/15

 275,510

 500,000

 2.96

 A/A3

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 509,950

 500,000

 0.96

 A-/Baa1

 JPMorgan Chase & Co., Floating Rate Note, 3/31/16

 493,514

 $

 11,984,015

 Specialized Finance - 0.5%

 175,000

 A-/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 185,570

 500,000

 AA+/Aa2

 MassMutual Global Funding II, 2.875%, 4/21/14 (144A)

 505,125

 400,000

 0.62

 AA+/Aa2

 MassMutual Global Funding II, Floating Rate Note, 1/14/14 (144A)

 400,197

 500,000

 0.42

 AA+/Aa2

 MassMutual Global Funding II, Floating Rate Note, 12/6/13 (144A)

 500,007

 500,000

 0.54

 A/A2

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 499,550

 930,000

 0.49

 A/A2

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 4/4/14

 930,891

 150,000

 A/A3

 NYSE Euronext, 2.0%, 10/5/17

 151,343

 $

 3,172,683

 Consumer Finance - 2.1%

 500,000

 A-/A2

 American Express Credit Corp., 1.3%, 7/29/16

 $

 504,674

 553,000

 A-/A2

 American Express Credit Corp., 5.125%, 8/25/14

 572,206

 500,000

 1.10

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/24/14

 501,972

 500,000

 A+/A1

 American Honda Finance Corp., 1.125%, 10/7/16

 503,117

 175,000

 0.61

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)

 175,208

 500,000

 BB+/Ba1

 Banque PSA Finance SA, 3.375%, 4/4/14 (144A)

 501,570

 475,000

 BBB/Baa1

 Capital One Financial Corp., 1.0%, 11/6/15

 475,104

 1,559,000

 BBB/Baa1

 Capital One Financial Corp., 2.125%, 7/15/14

 1,573,625

 1,000,000

 BBB/Baa1

 Capital One Financial Corp., 2.15%, 3/23/15

 1,017,608

 500,000

 BBB-/Baa3

 Ford Motor Credit Co LLC, 2.75%, 5/15/15

 513,646

 500,000

 BBB-/Baa3

 Ford Motor Credit Co LLC, 2.875%, 10/1/18

 512,650

 250,000

 BBB-/Baa3

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 253,315

 200,000

 BBB-/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 206,718

 500,000

 BBB+/Baa1

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 504,480

 598,000

 A/A2

 John Deere Capital Corp., 1.05%, 10/11/16

 602,338

 950,000

 A/A2

 John Deere Capital Corp., 2.95%, 3/9/15

 980,159

 1,090,000

 0.54

 A/A2

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,091,249

 100,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 104,225

 1,055,000

 0.51

 A+/A1

 PACCAR Financial Corp., Floating Rate Note, 6/5/14

 1,056,299

 500,000

 0.53

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 5/17/16

 501,124

 $

 12,151,287

 Asset Management & Custody Banks - 0.4%

 300,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 310,474

 265,000

 A+/A1

 State Street Corp., 4.3%, 5/30/14

 270,216

 750,000

 0.61

 A+/A1

 State Street Corp., Floating Rate Note, 3/7/14

 750,585

 500,000

 A+/A1

 The Bank of New York Mellon Corp., 2.1%, 8/1/18

 505,080

 300,000

 0.52

 A+/A1

 The Bank of New York Mellon Corp., Floating Rate Note, 1/31/14

 300,139

 $

 2,136,494

 Investment Banking & Brokerage - 1.4%

 450,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 5.45%, 7/15/14

 $

 463,253

 500,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 503,876

 290,000

 1.84

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 1/24/14

 290,558

 275,000

 3.10

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 11/9/18

 284,224

 500,000

 1.49

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 2/25/16

 506,662

 500,000

 1.25

 A-/Baa2

 Morgan Stanley, Floating Rate Note, 6/6/16

 496,916

 1,000,000

 NR/Aaa

 North American Development Bank, 2.3%, 10/10/18

 1,002,450

 283,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 301,445

 1,500,000

 0.63

 A/A3

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,488,550

 250,000

 A/A2

 The Charles Schwab Corp., 0.85%, 12/4/15

 250,404

 340,000

 A-/Baa1

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 355,238

 250,000

 1.24

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14

 251,480

 1,250,000

 1.24

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 1,251,640

 475,000

 0.70

 A-/Baa1

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 472,851

 $

 7,919,547

 Total Diversified Financials

 $

 37,364,026

 Insurance - 6.0%

 Life & Health Insurance - 0.7%

 500,000

 A-/A3

 Aflac, Inc., 3.45%, 8/15/15

 $

 523,516

 500,000

 0.43

 BBB+/A3

 Hartford Life Global Funding Trusts, Floating Rate Note, 6/16/14

 499,874

 500,000

 0.44

 AA/A1

 Jackson National Life Global Funding, Floating Rate Note, 3/17/14 (144A)

 500,274

 605,000

 A-/NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 608,982

 250,000

 A-/Baa1

 Lincoln National Corp., 4.3%, 6/15/15

 262,897

 500,000

 0.46

 AA-/A1

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 495,088

 390,000

 0.61

 A+/A1

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 390,672

 425,000

 A/Baa1

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 439,357

 500,000

 A/Baa1

 Prudential Financial, Inc., 3.875%, 1/14/15

 517,772

 $

 4,238,432

 Multi-line Insurance - 0.6%

 300,000

 BBB+/Baa2

 Assurant, Inc., 2.5%, 3/15/18

 $

 297,736

 500,000

 BBB-/Baa3

 Genworth Holdings, Inc., 5.75%, 6/15/14

 515,147

 350,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 5.75%, 3/15/14 (144A)

 354,311

 410,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 423,054

 405,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 2.0%, 1/10/14 (144A)

 405,696

 350,000

 0.99

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)

 350,280

 300,000

 0.77

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 301,723

 250,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 276,832

 500,000

 0.59

 AA+/Aaa

 New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)

 502,103

 $

 3,426,882

 Property & Casualty Insurance - 0.3%

 1,500,000

 A-/Baa2

 XLIT, Ltd., 5.25%, 9/15/14

 $

 1,554,600

 Reinsurance - 4.4%

 1,385,000

 4.25

 BB+/NR

 Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)

 $

 1,398,158

 500,000

 3.68

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 502,950

 250,000

 8.25

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 258,425

 250,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 253,075

 250,000

 2.52

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,775

 250,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 252,850

 500,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 515,600

 1,000,000

 4.74

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,024,700

 400,000

 10.24

 NR/Ba2

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 430,720

 375,000

 10.28

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 392,362

 500,000

 6.66

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 521,800

 250,000

 6.67

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 254,525

 1,600,000

 17.79

 B+/NR

 Everglades Re, Ltd., Floating Rate Note, 4/30/14 (Cat Bond) (144A)

 1,702,880

 500,000

 5.07

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 513,100

 1,750,000

 5.82

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 1,762,600

 500,000

 7.40

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 512,550

 250,000

 4.04

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 254,275

 750,000

 6.92

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)

 766,800

 500,000

 7.62

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)

 512,750

 500,000

 6.02

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 501,900

 500,000

 7.27

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 502,300

 250,000

 4.08

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 253,775

 500,000

 6.25

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 526,650

 750,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 781,275

 250,000

 8.00

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 261,575

 500,000

 8.24

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 537,950

 500,000

 7.27

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 513,850

 250,000

 7.52

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 252,450

 500,000

 7.52

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 514,050

 250,000

 8.52

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 259,525

 500,000

 8.64

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 518,650

 500,000

 6.51

 NR/NR

 Queen Street VIII Re, Ltd., Floating Rate Note, 6/8/16 (Cat Bond) (144A)

 504,450

 250,000

 8.75

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 268,100

 500,000

 9.02

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 535,050

 1,150,000

 4.54

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,186,455

 250,000

 8.04

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 277,200

 250,000

 9.26

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 259,825

 750,000

 3.54

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 750,075

 750,000

 4.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 750,900

 250,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c) (d)

 290,850

 750,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 824,163

 350,000

 12.80

 B-/NR

 Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 352,625

 300,000

 9.30

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 304,590

 250,000

 8.54

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 265,650

 250,000

 2.96

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 254,125

 750,000

 2.80

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 763,950

 500,000

 2.79

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 509,850

 $

 25,601,703

 Total Insurance

 $

 34,821,617

 Real Estate - 0.8%

 Diversified REIT's - 0.1%

 650,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 677,415

 Office REIT's - 0.3%

 1,000,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 1/15/15

 $

 1,043,646

 385,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 387,949

 $

 1,431,595

 Specialized REIT's - 0.4%

 1,000,000

 BBB+/Baa1

 HCP, Inc., 2.7%, 2/1/14

 $

 1,003,203

 500,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 499,236

 780,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 790,887

 290,000

 BBB-/Baa3

 Senior Housing Properties Trust, 4.3%, 1/15/16

 302,731

 $

 2,596,057

 Total Real Estate

 $

 4,705,067

 Software & Services - 0.1%

 Systems Software - 0.1%

 500,000

 A+/A1

 Oracle Corp., 2.375%, 1/15/19

 $

 508,155

 Total Software & Services

 $

 508,155

 Technology Hardware & Equipment - 0.1%

 Computer Hardware - 0.1%

 400,000

 0.29

 AA+/Aa1

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 399,926

 470,000

 BBB+/Baa1

 Hewlett-Packard Co., 2.625%, 12/9/14

 478,555

 $

 878,481

 Total Technology Hardware & Equipment

 $

 878,481

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductors - 0.2%

 500,000

 BBB+/Baa1

 Altera Corp., 2.5%, 11/15/18

 $

 496,596

 700,000

 A+/A1

 Intel Corp., 1.35%, 12/15/17

 698,979

 $

 1,195,575

 Total Semiconductors & Semiconductor Equipment

 $

 1,195,575

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 0.8%

 500,000

 BBB+/Baa1

 Deutsche Telekom International Finance BV, 4.875%, 7/8/14

 $

 512,325

 500,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 528,860

 550,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 566,932

 200,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 205,897

 750,000

 BB+/Ba1

 Telecom Italia Capital SA, 4.95%, 9/30/14

 770,962

 500,000

 BBB/Baa2

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 526,386

 519,000

 BBB+/Baa1

 Verizon Communications, Inc., 1.95%, 3/28/14

 521,378

 500,000

 BBB+/Baa1

 Verizon Communications, Inc., 3.0%, 4/1/16

 522,424

 535,000

 1.78

 BBB+/Baa1

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 551,052

 $

 4,706,216

 Wireless Telecommunication Services - 0.3%

 1,000,000

 1.26

 A-/A2

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,009,852

 500,000

 NR/A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 510,808

 275,000

 0.62

 A-/A3

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 275,667

 $

 1,796,327

 Total Telecommunication Services

 $

 6,502,543

 Utilities - 1.2%

 Electric Utilities - 0.7%

 750,000

 A-/A3

 Commonwealth Edison Co., 1.625%, 1/15/14

 $

 751,132

 500,000

 A-/A3

 Commonwealth Edison Co., 1.95%, 9/1/16

 512,918

 500,000

 A/A2

 Duke Energy Florida, Inc., 0.65%, 11/15/15

 500,304

 303,000

 0.60

 A/A1

 Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16

 303,715

 350,000

 0.57

 A/A3

 Georgia Power Co., Floating Rate Note, 3/15/16

 350,005

 500,000

 0.64

 A/A3

 Georgia Power Co., Floating Rate Note, 8/15/16

 500,156

 1,000,000

 BBB/Baa1

 Iberdrola Finance Ireland, Ltd., 3.8%, 9/11/14 (144A)

 1,022,000

 341,000

 0.48

 A-/A2

 NSTAR Electric Co., Floating Rate Note, 5/17/16

 340,359

 $

 4,280,589

 Multi-Utilities - 0.2%

 580,000

 BBB+/Baa2

 Dominion Resources, Inc. Virginia, 1.8%, 3/15/14

 $

 582,176

 500,000

 BBB+/Baa1

 Sempra Energy, 2.0%, 3/15/14

 502,142

 $

 1,084,318

 Independent Power Producers & Energy Traders - 0.3%

 1,200,000

 BBB/Baa2

 Exelon Generation Co LLC, 5.35%, 1/15/14

 $

 1,206,464

 500,000

 BBB+/Baa1

 PSEG Power LLC, 2.75%, 9/15/16

 520,258

 $

 1,726,722

 Total Utilities

 $

 7,091,629

 Government - 0.2%

 Government - 0.2%

 1,000,000

 BBB/Baa2

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 1,005,000

 Total Government

 $

 1,005,000

 TOTAL CORPORATE BONDS

 (Cost $179,934,530)

 $

 181,027,294

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%

 321,257

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/41

 $

 344,621

 545,370

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/39

 588,396

 937,378

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/39

 1,016,635

 38,260

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/15

 40,778

 94,355

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 103,114

 65,046

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/34

 71,657

 56,887

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 62,632

 339,010

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 385,889

 235

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/14

 236

 5,207

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/15

 5,220

 3,760

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/16

 3,912

 9,216

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 10,439

 327

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/14

 330

 24,404

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/17

 25,901

 44,439

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 47,657

 172,200

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 191,393

 67,057

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/17

 71,181

 1,444

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/14

 1,446

 60,698

 2.60

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/25

 61,401

 108,841

 2.57

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 116,242

 89,167

 2.28

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 92,977

 322,920

 2.02

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/36

 337,839

 95,165

 2.55

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/24

 95,651

 4,143

 2.24

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/25

 4,409

 118,001

 1.54

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/40

 122,735

 78,351

 2.44

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/28

 83,947

 295,979

 4.41

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 12/1/36

 313,826

 18,861

 2.45

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/27

 18,938

 1,758

 2.89

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/33

 1,858

 3,472

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/28

 3,717

 3,001

 2.36

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/29

 3,190

 63,424

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 7/1/36

 67,545

 324,028

 AA+/NR

 Federal Home Loan Banks, 2.9%, 4/20/17

 336,149

 307,414

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 325,830

 242,771

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 257,324

 268,932

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 285,068

 103,907

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 110,726

 82,015

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 89,405

 3,013

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 3,023

 14,783

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 15,540

 3,075

 2.48

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 3,295

 449,316

 2.56

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 452,022

 1,000,000

 0.50

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/24/16

 1,001,507

 6,961

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 7,388

 278,650

 2.78

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 280,992

 18,917

 2.65

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 19,049

 2,047

 2.66

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,064

 7,209

 2.16

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 7,223

 5,850

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 6,136

 112,454

 2.66

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 115,320

 1,540

 2.38

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,534

 417,931

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 451,668

 231,387

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/36

 256,770

 65,316

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/31

 73,342

 328,232

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 343,236

 61,471

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/37

 70,698

 41,433

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 47,908

 19,265

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 21,512

 53,211

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/36

 61,903

 5,519

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/14

 5,566

 697,873

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/21

 764,973

 376,293

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/22

 420,333

 234,460

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 4/20/22

 255,504

 248,196

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 8/20/19

 265,955

 5,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 10/15/15

 4,998,440

 10,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 4/30/14

 10,005,080

 8,500,000

 AA+/Aaa

 U.S. Treasury Notes, 0.375%, 2/15/16

 8,507,973

 25,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.375%, 6/15/15

 25,058,585

 13,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.375%, 8/31/15

 13,028,444

 7,500,000

 AA+/Aaa

 U.S. Treasury Notes, 1.5%, 8/31/18

 7,577,340

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $79,378,532)

 $

 79,830,537

 MUNICIPAL BONDS - 1.1%

 Education Services - 0.2%

 1,011,000

 AA/Aa1

 Cornell University, 4.35%, 2/1/14

 $

 1,017,498

 Municipal Airport - 0.1%

 300,000

 A/A2

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 306,831

 475,000

 A/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 514,534

 $

 821,365

 Municipal Development - 0.0% †

 250,000

 3.00

 AA-/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 263,578

 Municipal General - 0.3%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 500,930

 500,000

 AA/Aa2

 State of Ohio, 3.0%, 6/15/15

 519,365

 500,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 532,835

 $

 1,553,130

  Municipal Higher Education - 0.2%

 690,000

 2.70

 NR/A2

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/37

 $

 693,202

 500,000

 AA/Aa1

 University of California, 0.966%, 5/15/17

 494,205

 $

 1,187,407

 Municipal Pollution - 0.2%

 1,000,000

 A-/Baa1

 County of Power Idaho, 5.625%, 10/1/14

 $

 1,000,060

 Municipal Power - 0.1%

 890,000

 1.04

 NR/A1

 South Carolina State Public Service Authority, Floating Rate Note, 6/1/15

 $

 891,860

 TOTAL MUNICIPAL BONDS

 (Cost $6,714,690)

 $

 6,734,898

 SENIOR FLOATING RATE LOAN INTERESTS - 2.8% **

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 500,000

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 $

 504,721

 Coal & Consumable Fuels - 0.0% †

 250,000

 0.00

 B+/Ba3

 Foresight Energy LLC, Term Loan, 8/21/20

 $

 251,250

 Total Energy

 $

 755,971

 Materials - 0.1%

 Construction Materials - 0.0% †

 21,060

 4.25

 B/Ba3

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 21,271

 65,056

 4.25

 B/Ba3

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 65,706

 $

 86,977

 Metal & Glass Containers - 0.1%

 193,538

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 195,231

 Diversified Metals & Mining - 0.0% †

 99,000

 4.25

 NR/NR

 Fortescue Resources, Term Loan, 6/30/19

 $

 100,114

 Total Materials

 $

 382,322

 Capital Goods - 0.4%

 Aerospace & Defense - 0.1%

 250,000

 3.50

 BBB-/NR

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 $

 251,719

 246,250

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 4/18/19

 248,097

 $

 499,816

 Building Products - 0.1%

 250,000

 4.25

 NR/NR

 Noorcraft Companies, Inc., Term Loan B (First Lien), 11/12/20

 $

 251,875

 Construction & Engineering - 0.0% †

 150,000

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 148,781

 Electrical Components & Equipment - 0.1%

 500,000

 0.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 7/11/18

 $

 501,875

 Industrial Conglomerates - 0.0% †

 213,884

 0.00

 B/Ba3

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 216,023

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 260,284

 3.50

 NR/NR

 Terex Corp., Term Loan, 4/28/17

 $

 262,563

 400,000

 0.00

 B/Ba3

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 407,625

 $

 670,188

 Trading Companies & Distributors - 0.0% †

 61,163

 4.50

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,392

 Total Capital Goods

 $

 2,349,950

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.0% †

 150,000

 4.50

 B+/Ba3

 TMS International Corp., Term B Loan, 10/2/20

 $

 150,625

 Security & Alarm Services - 0.0% †

 33,460

 0.00

 NR/NR

 Garda World Wide Security Corp., Term Loan B-1 (First Lien), 11/8/20

 $

 33,690

 130,799

 4.00

 NR/NR

 Garda World Wide Security Corp., Term Loan B-2 (First Lien), 11/1/20

 131,753

 $

 165,443

 Human Resource & Employment Services - 0.1%

 250,000

 3.50

 BB-/Ba2

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 249,896

 Total Commercial Services & Supplies

 $

 565,964

 Transportation - 0.1%

 Marine - 0.1%

 465,000

 5.25

 BB/Ba3

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 472,847

 Total Transportation

 $

 472,847

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 750,000

 5.00

 B+/B1

 Metaldyne LLC, USD Term Loan, 12/18/18

 $

 756,562

 Total Automobiles & Components

 $

 756,562

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 500,000

 3.00

 BBB/NR

 Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20

 $

 501,875

 Housewares & Specialties - 0.0% †

 250,000

 2.91

 BBB-/Ba1

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 250,546

 Apparel, Accessories & Luxury Goods - 0.0% †

 95,727

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 96,066

 Total Consumer Durables & Apparel

 $

 848,487

 Consumer Services - 0.3%

 Casinos & Gaming - 0.1%

 347,375

 3.50

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/20/19

 $

 348,026

 460,000

 3.25

 BB+/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 10/25/20

 461,438

 $

 809,464

 Hotels, Resorts & Cruise Lines - 0.1%

 572,368

 4.00

 BB/Ba3

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 575,016

 Education Services - 0.1%

 300,000

 4.00

 B+/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 302,212

 Total Consumer Services

 $

 1,686,692

 Media - 0.3%

 Broadcasting - 0.1%

 445,000

 3.00

 NR/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 $

 440,453

 Movies & Entertainment - 0.1%

 211,153

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 211,548

 168,000

 3.50

 BB/Ba3

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 168,263

 $

 379,811

 Publishing - 0.1%

 875,000

 0.00

 NR/NR

 Tribune Co., Term Loan B (First Lien), 11/20/20

 $

 872,266

 Total Media

 $

 1,692,530

 Retailing - 0.2%

 Automotive Retail - 0.2%

 909,075

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 917,524

 Total Retailing

 $

 917,524

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 650,000

 0.00

 BB-/NR

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 652,302

 Total Food & Staples Retailing

 $

 652,302

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 300,000

 0.00

 B/Ba3

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 302,625

 Packaged Foods & Meats - 0.0% †

 249,375

 4.25

 B+/B1

 Acosta, Inc., Term B Loan (2013), 3/2/18

 $

 251,401

 Total Food, Beverage & Tobacco

 $

 554,026

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 300,000

 0.00

 B/B1

 Britax US Holdings, Inc., Initial Dollar Term Loan, 10/7/20

 $

 301,125

 Total Household & Personal Products

 $

 301,125

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.0% †

 300,000

 0.00

 B/B2

 Steward Health Care System LLC, Term Loan, 4/10/20

 $

 300,750

 Health Care Facilities - 0.1%

 367,918

 3.74

 BB/Ba2

 CHS, Extended Term Loan, 1/25/17

 $

 370,345

 Total Health Care Equipment & Services

 $

 671,095

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.2%

 400,000

 4.50

 BBB-/B1

 Fly Funding II Sarl, Term Loan, 8/9/18

 $

 403,500

 500,000

 2.25

 BBB-/Baa3

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 500,469

 200,000

 3.75

 BB/Ba2

 JBS USA LLC, Incremental Term Loan, 9/18/20

 199,750

 $

 1,103,719

 Specialized Finance - 0.1%

 400,000

 5.75

 NR/B1

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 $

 398,000

 Investment Banking & Brokerage - 0.0% †

 147,758

 3.25

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 147,758

 Total Diversified Financials

 $

 1,649,477

 Real Estate - 0.0% †

 Mortgage REIT's - 0.0% †

 200,000

 0.00

 NR/NR

 Starwood Property Trust Inc., Term Loan B-1, 4/19/20

 $

 200,083

 Total Real Estate

 $

 200,083

 Software & Services - 0.1%

 Internet Software & Services - 0.1%

 243,750

 4.00

 BB+/Ba3

 AutoTrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 245,578

 IT Consulting & Other Services - 0.0% †

 166,042

 3.92

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 166,975

 Total Software & Services

 $

 412,553

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 465,638

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 10/29/19

 $

 468,898

 Electronic Components - 0.0% †

 250,000

 3.25

 BB/Baa2

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 250,819

 Total Technology Hardware & Equipment

 $

 719,717

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 331,667

 3.75

 BB+/Ba1

 AES Corp. Virginia, 2013 Other Term Loan, 6/1/18

 $

 334,362

 200,000

 0.00

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 203,500

 $

 537,862

 Total Utilities

 $

 537,862

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $16,007,003)

 $

 16,127,089

 TEMPORARY CASH INVESTMENTS - 0.2%

 Commercial Paper - 0.2%

 560,000

 0.74

 NR/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 2/10/14

 $

 560,917

 350,000

 0.41

 AA-/Aa3

 Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14

 350,456

 $

 911,373

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $910,952)

 $

 911,373

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 (Cost $575,399,523) (a)

 $

 575,022,029

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 9,532,213

 TOTAL NET ASSETS - 100.0%

 $

 584,554,242

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 29, 2013, the value of these securities amounted to $136,348,966 or 23.3% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At November 30, 2013, the net unrealized depreciation on investments based on cost for federal income tax purposes of $575,962,229 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 3,771,659

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,711,859)

 Net unrealized depreciation

 $

 (940,200)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
-

$
-

$
427,420

$
427,420

 Asset Backed Securities

-

93,793,880

-

93,793,880

 Collateralized Mortgage Obligations

-

196,169,538

-

196,169,538

 Corporate Bonds

-

180,736,444

290,850

181,027,294

 U.S. Government Agency Obligations

-

79,830,537

-

79,830,537

 Municipal Bonds

-

6,734,898

-

6,734,898

 Senior Floating Rate Loan Interests

-

16,127,089

-

16,127,089

 Temporary Cash Investments

-

911,373

-

911,373

 Total

$
-

$
574,303,759

$
718,270

$
575,022,029

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 8/31/13

$
413,767

$
263,900

$
677,667

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)

13,653

26,950

40,603

 Net purchases

-

-

-

 Net sales

-

-

-

 Transfers in and out of Level 3

-

-

-

 Balance as of 11/30/13

$
427,420

$
290,850

$
718,270

 During the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date January 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date January 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date January 29, 2014 * Print the name and title of each signing officer under his or her signature.